Schedule of Effect of Retrospective Application (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales	¥ 1,924,497	¥ 1,903,477	¥ 1,941,336
Income before income taxes and equity in earnings of affiliates	58,173	(31,937)	44,169
Net income attributable to Ricoh Company, Ltd.	32,467	(44,560)	18,630
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic (yen)	¥ 44.78	¥ (61.42)	¥ 25.68
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)		¥ (61.42)	¥ 25.15
Previously Reported
Net sales			1,942,013
Income before income taxes and equity in earnings of affiliates			45,400
Net income attributable to Ricoh Company, Ltd.			¥ 19,650
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic (yen)			¥ 27.08
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)			¥ 26.53